Cover	Aug. 11, 2023
Cover [Abstract]
Entity Registrant Name	AINOS, INC.
Entity Central Index Key	0001014763
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 11, 2023
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	75-1974352
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-20791
Entity Address Address Line 1	8880 Rio San Diego Drive
Entity Address Address Line 2	Ste. 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92108
City Area Code	858
Local Phone Number	869-2986
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AIMD
Security Exchange Name	NASDAQ